Shareholder Report, Average Annual Return (Details)		10 Months Ended	12 Months Ended	18 Months Ended	23 Months Ended	50 Months Ended	57 Months Ended	60 Months Ended	105 Months Ended	114 Months Ended
		Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000169744 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Nasdaq Bank ETF
Average Annual Return, Percent			21.39%					5.68%		9.08%
C000169745 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Nasdaq Food & Beverage ETF
Average Annual Return, Percent			(3.64%)					(0.36%)		3.15%
C000169746 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Nasdaq Oil & Gas ETF
Average Annual Return, Percent			31.05%					23.07%		9.65%
C000169747 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Nasdaq Pharmaceuticals ETF
Average Annual Return, Percent			26.44%					7.59%		7.13%
C000169748 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust S-Network E-Commerce ETF
Average Annual Return, Percent			(7.01%)					2.20%		6.70%
C000169749 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Nasdaq Semiconductor ETF
Average Annual Return, Percent			95.77%					18.57%		24.14%
C000169750 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Nasdaq Transportation ETF
Average Annual Return, Percent			30.11%					4.78%		8.57%
C000190378 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Emerging Markets Equity Select ETF
Average Annual Return, Percent			7.96%					4.80%	3.92%
C000190379 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Bloomberg Shareholder Yield ETF
Average Annual Return, Percent			9.15%					9.24%	11.10%
C000190380 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust SMID Capital Strength ETF
Average Annual Return, Percent			2.92%					6.26%	8.30%
C000190381 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust SMID Growth Strength ETF
Average Annual Return, Percent			6.68%					2.46%	6.38%
C000190382 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust S&P 500 Diversified Dividend Aristocrats ETF
Average Annual Return, Percent			15.20%					7.95%	10.04%
C000227379 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust S-Network Streaming & Gaming ETF
Average Annual Return, Percent			4.69%			5.91%
C000227613 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Indxx Medical Devices ETF
Average Annual Return, Percent			(5.46%)				(5.66%)
C000248907 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Bloomberg R&D Leaders ETF
Average Annual Return, Percent			21.52%		19.03%
C000251153 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust New Constructs Core Earnings Leaders ETF
Average Annual Return, Percent			19.82%	12.94%
C000259078 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			First Trust Balanced Income ETF
Average Annual Return, Percent		11.34%
Nasdaq US BenchmarkTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq US BenchmarkTM Index
Average Annual Return, Percent			18.44%					10.97%		13.91%
MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Average Annual Return, Percent			20.01%			10.11%		9.49%		11.36%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
Average Annual Return, Percent			29.55%					3.69%	6.30%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent		12.03%	17.80%	10.80%	16.01%			12.06%	13.74%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
Average Annual Return, Percent			18.09%					10.87%	13.17%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Average Annual Return, Percent			18.90%				9.20%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		5.25%
Nasdaq US Benchmark BanksTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq US Benchmark BanksTM Index
Average Annual Return, Percent			22.70%					10.17%		12.71%
Nasdaq US Smart BanksTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq US Smart BanksTM Index
Average Annual Return, Percent			22.10%					6.33%		9.79%
Nasdaq US Smart Food And BeverageTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq US Smart Food & BeverageTM Index
Average Annual Return, Percent			(3.12%)					0.22%		3.78%
Nasdaq US Benchmark Food Beverage and TobaccoTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq US Benchmark Food, Beverage and TobaccoTM Index
Average Annual Return, Percent			4.24%					6.19%		7.28%
Nasdaq US Benchmark EnergyTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq US Benchmark EnergyTM Index
Average Annual Return, Percent			36.72%					23.33%		10.54%
Nasdaq US Smart Oil And GasTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq US Smart Oil & GasTM Index
Average Annual Return, Percent			31.91%					23.87%		10.35%
Nasdaq US Smart PharmaceuticalsTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq US Smart PharmaceuticalsTM Index
Average Annual Return, Percent			27.32%					8.31%		7.83%
Nasdaq US Benchmark PharmaceuticalsTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq US Benchmark PharmaceuticalsTM Index
Average Annual Return, Percent			20.04%					14.72%		13.06%
S Network Global E Commerce IndexTM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S-Network Global E-Commerce IndexTM
Average Annual Return, Percent	[1],[2]		(6.95%)
Nasdaq US Smart SemiconductorTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq US Smart SemiconductorTM Index
Average Annual Return, Percent			97.10%					19.32%		24.94%
Nasdaq US Benchmark SemiconductorsTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq US Benchmark SemiconductorsTM Index
Average Annual Return, Percent			67.20%					35.12%		32.20%
Nasdaq US Benchmark Industrial TransportationTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq US Benchmark Industrial TransportationTM Index
Average Annual Return, Percent			22.98%					6.48%		13.13%
Nasdaq US Smart TransportationTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq US Smart TransportationTM Index
Average Annual Return, Percent			30.96%					5.23%		9.12%
Nasdaq Riskalyze Emerging MarketsTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Riskalyze Emerging MarketsTM Index
Average Annual Return, Percent			8.94%					6.80%	5.89%
Nasdaq Emerging Large Mid CapTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Emerging Large Mid CapTM Index
Average Annual Return, Percent			20.88%					5.01%	6.92%
Nasdaq Riskalyze US Large CapTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Riskalyze US Large CapTM Index
Average Annual Return, Percent			27.90%					11.57%	12.75%
Bloomberg Shareholder Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Shareholder Yield Index
Average Annual Return, Percent	[3],[4]		9.84%
The SMID Capital Strength Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The SMID Capital Strength Index
Average Annual Return, Percent	[5],[6]		3.56%
Nasdaq Riskalyze US Mid CapTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Riskalyze US Mid CapTM Index
Average Annual Return, Percent			11.81%					6.57%	8.75%
Russell 2500TM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2500TM Index
Average Annual Return, Percent			23.45%					5.48%	9.50%
S And P 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 1000® Index
Average Annual Return, Percent			18.35%					6.19%	9.23%
Nasdaq Riskalyze US Small Cap TM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Riskalyze US Small CapTM Index
Average Annual Return, Percent			16.75%					4.57%	7.94%
The SMID Growth Strength Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The SMID Growth Strength Index
Average Annual Return, Percent	[7],[8]		7.37%
Nasdaq Riskalyze US Large Cap Select DividendTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq Riskalyze US Large Cap Select DividendTM Index
Average Annual Return, Percent			18.80%					9.61%	11.27%
Nasdaq US 500 Large CapTM Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq US 500 Large CapTM Index
Average Annual Return, Percent			17.17%					11.58%	13.68%
S And P 500 Sector Neutral Dividend Aristocrats Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Sector-Neutral Dividend Aristocrats Index
Average Annual Return, Percent	[9],[10]		15.84%
S Network Streaming And Gaming Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S-Network Streaming & Gaming Index
Average Annual Return, Percent			4.42%			6.55%
Indxx Medical Devices Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Indxx Medical Devices Index
Average Annual Return, Percent			(5.35%)				(5.23%)
MSCI World Health Care Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Health Care Index
Average Annual Return, Percent			4.23%				3.73%
Bloomberg R And D Leaders Select Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg R&D Leaders Select Index
Average Annual Return, Percent			22.27%		19.78%
Bloomberg New Constructs Core Earnings Leaders Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg New Constructs Core Earnings Leaders Index
Average Annual Return, Percent			20.71%	13.70%
Bloomberg Moderate Allocation Income Focus Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Moderate Allocation Income Focus Index
Average Annual Return, Percent		11.64%

[1]	On January 26, 2022, the Fund’s underlying index changed from the Nasdaq US Smart RetailTM Index to the S-Network Global E-Commerce IndexTM. Therefore, performance and historical returns shown for the periods prior to January 26, 2022, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.
[2]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[3]	On March 4, 2024, the Fund’s underlying index changed from the Nasdaq Riskalyze US Large CapTM Index to the Bloomberg Shareholder Yield Index. Therefore, any Fund performance and historical returns shown above that incorporate Fund performance prior to March 4, 2024, reflect performance of the Fund based on the Nasdaq Riskalyze US Large CapTM Index and are not necessarily indicative of the performance that the Fund, based on the Bloomberg Shareholder Yield Index, would have generated.
[4]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[5]	On June 7, 2024, the Fund’s underlying index changed from the Nasdaq Riskalyze US Mid CapTM Index to The SMID Capital Strength Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.
[6]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[7]	On December 3, 2024, the Fund’s underlying index changed from the Nasdaq Riskalyze US Small CapTM Index to The SMID Growth Strength Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.
[8]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[9]
On October 3, 2023, the Fund’s underlying index changed from the Nasdaq Riskalyze US Large Cap Select DividendTM Index to the S&P 500® Sector-Neutral Dividend Aristocrats Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

[10]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.